NOTES PAYABLE (Details 1) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Convertible notes payable	$ 221,089	$ 195,001	$ 2,145,001
Net		195,001	2,145,001
Convertible Notes Payable [Member]
Convertible notes payable	120,000		1,650,000
Net
Convertible Notes Payable One [Member]
Convertible notes payable	75,001		120,000
Net			2,145,001
Convertible Notes Payable Two [Member]
Convertible notes payable	$ 26,088		180,000
Net
Convertible Notes Payable Three [Member]
Convertible notes payable		120,000	120,000
Net		120,000
Convertible Notes Payable Four [Member]
Convertible notes payable		75,001	$ 75,001
Net		$ 75,001